Nature of Operations and Business Activities (Detail Textuals) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Oct. 05, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Nature Of Operations And Business Activities [Line Items]
Accumulated deficit	$ 47,999,499	$ 33,225,107			$ 14,030,871
Stockholders' deficit	27,864,191	15,562,252		$ 5,753,979	3,569,506	$ 2,914,235
Working capital deficit	23,989,664	13,985,284
Cash and cash equivalents	4,412,952	1,853,373		$ 2,945,312	$ 259,955
Aggregate gross proceeds		900,000
Emerald Financing Warrant Liability
Nature Of Operations And Business Activities [Line Items]
Amount of cash inflow from convertible debt - related party	$ 4,000,000	3,250,000
Aggregate gross proceeds		$ 400,000
Emerald Financing Warrant Liability | Multi-Draw Credit Agreement
Nature Of Operations And Business Activities [Line Items]
Maximum borrowing capacity			$ 20,000,000
Principal amounts of borrowing capacity			$ 250,000